Summary of Significant Accounting Policies - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 458,381	$ 418,705
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	284,069	236,031
Property and equipment, net	$ 174,312	182,674
Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	15 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,773	11,506
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 366,198	334,643
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	0 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 64,648	61,737
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,390	5,467
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	6 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	8 years
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,372	$ 5,352